Net Loss Per Share - Summary of Antidilutive Securities Excluded from Computation of Net Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Conversion of Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share			959,555,911
Related to Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share	280,482,617	209,409,699	113,142,382
Related to Founders’ Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share			256,752,927